UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620th Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

FORM N-Q

MARCH 31, 2016

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited)	March 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 11.6%
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	44,660	$5,612,869

Media - 5.9%
Comcast Corp., Class A Shares	468,152	28,594,724
Walt Disney Co.	195,037	19,369,124

Total Media		47,963,848

Specialty Retail - 5.0%
Home Depot Inc.	204,886	27,337,939
TJX Cos. Inc.	164,168	12,862,563

Total Specialty Retail		40,200,502

TOTAL CONSUMER DISCRETIONARY		93,777,219

CONSUMER STAPLES - 9.7%
Beverages - 2.3%
Coca-Cola Co.	219,486	10,181,956
PepsiCo Inc.	83,076	8,513,628

Total Beverages		18,695,584

Food & Staples Retailing - 3.6%
CVS Health Corp.	176,340	18,291,748
Wal-Mart Stores Inc.	160,168	10,969,907

Total Food & Staples Retailing		29,261,655

Food Products - 1.3%
General Mills Inc.	49,089	3,109,788
Kraft Heinz Co.	43,621	3,426,866
Mondelez International Inc., Class A Shares	103,279	4,143,553

Total Food Products		10,680,207

Household Products - 2.5%
Kimberly-Clark Corp.	72,789	9,790,848
Procter & Gamble Co.	124,079	10,212,943

Total Household Products		20,003,791

TOTAL CONSUMER STAPLES		78,641,237

ENERGY - 5.7%
Energy Equipment & Services - 1.3%
Cameron International Corp.	85,862	5,757,047	*
Schlumberger Ltd.	38,068	2,807,515
Weatherford International PLC	209,640	1,630,999	*

Total Energy Equipment & Services		10,195,561

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	76,878	3,580,209
Chevron Corp.	97,674	9,318,100
Exxon Mobil Corp.	223,387	18,672,919
Occidental Petroleum Corp.	65,331	4,470,600

Total Oil, Gas & Consumable Fuels		36,041,828

TOTAL ENERGY		46,237,389

FINANCIALS - 15.0%
Banks - 5.3%
BB&T Corp.	64,833	2,156,994
Citigroup Inc.	154,454	6,448,454
JPMorgan Chase & Co.	291,814	17,281,225
U.S. Bancorp	136,293	5,532,133
Wells Fargo & Co.	243,459	11,773,677

Total Banks		43,192,483

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
Bank of New York Mellon Corp.	68,464	$2,521,529

Consumer Finance - 1.4%
Synchrony Financial	387,477	11,105,091	*

Diversified Financial Services - 2.6%
Berkshire Hathaway Inc., Class A Shares	99	21,131,550	*

Insurance - 3.9%
MetLife Inc.	145,317	6,385,229
Travelers Cos. Inc.	217,338	25,365,518

Total Insurance		31,750,747

Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	87,744	8,982,353
Forest City Realty Trust Inc., Class A Shares	154,151	3,251,045

Total Real Estate Investment Trusts (REITs)		12,233,398

TOTAL FINANCIALS		121,934,798

HEALTH CARE - 15.5%
Biotechnology - 2.1%
AbbVie Inc.	38,722	2,211,801
Amgen Inc.	70,081	10,507,244
BioMarin Pharmaceutical Inc.	15,922	1,313,247	*
Celgene Corp.	30,617	3,064,455	*

Total Biotechnology		17,096,747

Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	23,830	3,617,871
Medtronic PLC	113,407	8,505,525

Total Health Care Equipment & Supplies		12,123,396

Health Care Providers & Services - 3.6%
Aetna Inc.	57,297	6,437,318
Cardinal Health Inc.	54,179	4,439,969
Express Scripts Holding Co.	32,496	2,232,150	*
UnitedHealth Group Inc.	128,173	16,521,500

Total Health Care Providers & Services		29,630,937

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific Inc.	50,811	7,194,329

Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	130,544	8,339,151
Johnson & Johnson	177,667	19,223,569
Merck & Co. Inc.	269,058	14,235,859
Pfizer Inc.	403,646	11,964,068
Roche Holding AG, ADR	201,679	6,176,419

Total Pharmaceuticals		59,939,066

TOTAL HEALTH CARE		125,984,475

INDUSTRIALS - 9.1%
Aerospace & Defense - 4.0%
Honeywell International Inc.	128,910	14,444,365
Raytheon Co.	93,510	11,467,131
United Technologies Corp.	60,467	6,052,747

Total Aerospace & Defense		31,964,243

Air Freight & Logistics - 1.3%
United Parcel Service Inc., Class B Shares	101,927	10,750,241

Commercial Services & Supplies - 0.8%
Waste Management Inc.	109,258	6,446,222

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	SHARES	VALUE
Industrial Conglomerates - 3.0%
3M Co.	58,239	$9,704,365
General Electric Co.	461,683	14,676,902

Total Industrial Conglomerates		24,381,267

TOTAL INDUSTRIALS		73,541,973

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.0%
Cisco Systems Inc.	281,225	8,006,476

Internet Software & Services - 4.0%
Alphabet Inc., Class A Shares	14,751	11,253,538	*
Alphabet Inc., Class C Shares	16,291	12,135,980	*
Facebook Inc., Class A Shares	80,051	9,133,819	*

Total Internet Software & Services		32,523,337

IT Services - 3.5%
Automatic Data Processing Inc.	122,011	10,945,607
International Business Machines Corp.	26,645	4,035,385
Visa Inc., Class A Shares	174,818	13,370,081

Total IT Services		28,351,073

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	112,560	3,641,316
Texas Instruments Inc.	61,496	3,531,100

Total Semiconductors & Semiconductor Equipment		7,172,416

Software - 7.2%
Adobe Systems Inc.	94,909	8,902,464	*
Microsoft Corp.	561,546	31,014,186
Oracle Corp.	198,318	8,113,189
Red Hat Inc.	66,148	4,928,688	*
SAP SE, ADR	75,000	6,031,500

Total Software		58,990,027

Technology Hardware, Storage & Peripherals - 3.1%
Apple Inc.	196,790	21,448,142
EMC Corp.	131,537	3,505,461

Total Technology Hardware, Storage & Peripherals		24,953,603

TOTAL INFORMATION TECHNOLOGY		159,996,932

MATERIALS - 4.0%
Chemicals - 4.0%
E.I. du Pont de Nemours & Co.	30,790	1,949,623
Ecolab Inc.	72,548	8,090,553
PPG Industries Inc.	205,076	22,863,923

TOTAL MATERIALS		32,904,099

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.7%
AT&T Inc.	341,332	13,369,974
Verizon Communications Inc.	151,274	8,180,898

TOTAL TELECOMMUNICATION SERVICES		21,550,872

UTILITIES - 0.7%
Electric Utilities - 0.5%
Eversource Energy	67,036	3,910,880

Multi-Utilities - 0.2%
Sempra Energy	16,690	1,736,595

TOTAL UTILITIES		5,647,475

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $369,089,040)		760,216,469

See Notes to Schedule of Investments.

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

Schedule of investments (unaudited) (cont’d)	March 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $49,947,539)	0.447%	49,947,539	$49,947,539

TOTAL INVESTMENTS - 99.9% (Cost - $419,036,579#)			810,164,008
Other Assets in Excess of Liabilities - 0.1%			953,856

TOTAL NET ASSETS - 100.0%			$811,117,864

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$760,216,469	—	—	$760,216,469
Short-Term Investments†	49,947,539	—	—	49,947,539

Total investments	$810,164,008	—	—	$810,164,008

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$395,656,765
Gross unrealized depreciation	(4,529,336)

Net unrealized appreciation	$391,127,429

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016